Operating Segments (Details) $ in Millions		12 Months Ended
	Feb. 11, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable operating segments		3
Revenue		$ 85,063	$ 86,408	$ 88,389
Financial Information of Operating Segment [Abstract]
Net interest income		47,231	49,995	49,557
Provision (reversal of provision) for credit losses		2,687	1,744	2,528	$ 3,770	$ 2,442
Noninterest income		37,832	36,413	38,832
Noninterest expense		58,178	56,126	58,484
Income before income tax expense		24,198	28,538	27,377
Income tax expense (benefit)		4,157	5,662	4,917
Net income before noncontrolling interests		20,041	22,876	22,460
Less: Net income (loss) from noncontrolling interests		492	483	277
Wells Fargo net income		19,549	22,393	22,183
Average loans		951,000	945,200
Average assets		1,913,400	1,888,900
Average deposits		1,286,300	1,275,900
Community Banking [Member]
Segment Reporting Information [Line Items]
Revenue		45,316	46,913	47,018
Financial Information of Operating Segment [Abstract]
Net interest income		27,610	29,219	28,658
Provision (reversal of provision) for credit losses		2,319	1,783	2,555
Noninterest income		17,706	17,694	18,360
Noninterest expense		32,696	30,491	32,615
Income before income tax expense		10,301	14,639	11,848
Income tax expense (benefit)		2,426	3,784	634
Net income before noncontrolling interests		7,875	10,855	11,214
Less: Net income (loss) from noncontrolling interests		477	461	276
Wells Fargo net income		7,398	10,394	10,938
Average loans		459,400	463,700
Average assets		1,028,400	1,034,100
Average deposits		782,000	757,200
Wholesale Banking [Member]
Segment Reporting Information [Line Items]
Revenue		27,677	28,706	30,000
Affordable housing and renewable energy tax credits, amount		1,800	1,600	1,400
Financial Information of Operating Segment [Abstract]
Net interest income		17,699	18,690	18,810
Provision (reversal of provision) for credit losses		378	(58)	(19)
Noninterest income		9,978	10,016	11,190
Noninterest expense		15,352	16,157	16,624
Income before income tax expense		11,947	12,607	13,395
Income tax expense (benefit)		1,246	1,555	3,496
Net income before noncontrolling interests		10,701	11,052	9,899
Less: Net income (loss) from noncontrolling interests		5	20	(15)
Wells Fargo net income		10,696	11,032	9,914
Average loans		475,300	465,700
Average assets		861,000	830,500
Average deposits		422,500	423,700
Wealth and Investment Management [Member]
Segment Reporting Information [Line Items]
Revenue		17,341	16,376	17,072
Financial Information of Operating Segment [Abstract]
Net interest income		4,037	4,441	4,641
Provision (reversal of provision) for credit losses		5	(5)	(5)
Noninterest income		13,304	11,935	12,431
Noninterest expense		13,709	12,938	12,623
Income before income tax expense		3,627	3,443	4,454
Income tax expense (benefit)		904	861	1,668
Net income before noncontrolling interests		2,723	2,582	2,786
Less: Net income (loss) from noncontrolling interests		10	2	16
Wells Fargo net income		2,713	2,580	2,770
Average loans		75,600	74,600
Average assets		84,300	83,900
Average deposits		146,000	165,000
Other [Member]
Segment Reporting Information [Line Items]
Revenue		(5,271)	(5,587)	(5,701)
Financial Information of Operating Segment [Abstract]
Net interest income		(2,115)	(2,355)	(2,552)
Provision (reversal of provision) for credit losses		(15)	24	(3)
Noninterest income		(3,156)	(3,232)	(3,149)
Noninterest expense		(3,579)	(3,460)	(3,378)
Income before income tax expense		(1,677)	(2,151)	(2,320)
Income tax expense (benefit)		(419)	(538)	(881)
Net income before noncontrolling interests		(1,258)	(1,613)	(1,439)
Less: Net income (loss) from noncontrolling interests		0	0	0
Wells Fargo net income		(1,258)	(1,613)	$ (1,439)
Average loans		(59,300)	(58,800)
Average assets		(60,300)	(59,600)
Average deposits		(64,200)	$ (70,000)
Maximum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Community Banking [Member]
Segment Reporting Information [Line Items]
Revenue		5
Minimum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Wholesale Banking [Member]
Segment Reporting Information [Line Items]
Revenue		$ 5
Subsequent Event [Member]
Segment Reporting Information [Line Items]
Number of reportable operating segments	5